Inventories	6 Months Ended
Jun. 30, 2024
Inventories [Abstract]
INVENTORIES

Note 5 - INVENTORIES

Inventories, primarily consisted of cryptocurrency mining machines and standardized computing equipment, which are finished goods from manufactures. As of June 30, 2024 and December 31, 2023, inventories consisted of the following:

	June 30,	December 31,
	2024	2023
Finished goods	$-	$-

No inventory write-down was recorded for the six months ended June 30, 2024 and December 31,2023.